UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE LOSS ₫ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 VND (₫) ₫ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 VND (₫) ₫ / shares shares		Dec. 31, 2023 VND (₫) ₫ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 VND (₫) ₫ / shares shares	Dec. 31, 2021 VND (₫) ₫ / shares shares
UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OTHER COMPREHENSIVE LOSS
Net loss for the period	₫ (33,508,194)	$ (1,381,211,624)	₫ (27,773,382)	[1]	₫ (57,429,578)	$ (2,406,334,451)	₫ (49,848,870)	₫ (32,218,961)
Other comprehensive (loss)/income
Exchange differences on translation of foreign operations	(78,343)	(3,229,308)	2,609	[1]	(281,808)	(11,807,928)	(40,571)	(102,084)
Net other comprehensive (loss)/income that will be reclassified to profit or loss in subsequent periods	(78,343)	(3,229,308)	2,609	[1]	(281,808)	(11,807,928)	(40,571)	(102,084)
Total comprehensive loss for the period, net of tax	(33,586,537)	(1,384,440,932)	(27,770,773)	[1]	(57,711,386)	(2,418,142,378)	(49,889,441)	(32,321,045)
Net loss attributable to non-controlling interests	(45,686)	(1,883,182)	(51,222)	[1]	(74,765)	(3,132,699)	(65,075)	(35,234)
Comprehensive loss attributable to controlling interest	₫ (33,540,851)	$ (1,382,557,749)	₫ (27,719,551)	[1]	₫ (57,636,621)	$ (2,415,009,679)	₫ (49,824,366)	₫ (32,285,811)
Net loss per share attributable to ordinary shareholders
Basic (amount per share) | (per share)	₫ (14,312)	$ (0.59)	₫ (12,052)	[1]	₫ (24,820)	$ (1.04)	₫ (21,654)	₫ (20,386)
Diluted (amount per share) | (per share)	₫ (14,312)	$ (0.59)	₫ (12,052)		₫ (24,820)	$ (1.04)	₫ (21,654)	₫ (20,386)
Weighted average number of shares used in loss per share computation
Basic (in shares)	2,338,072,572	2,338,072,572	2,299,999,998	[1]	2,310,823,009	2,310,823,009	2,299,008,659	1,578,726,324
Diluted (in shares)	2,338,072,572	2,338,072,572	2,299,999,998		2,310,823,009	2,310,823,009	2,299,008,659	1,578,726,324

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as business combination under common control (Note 2.2).